Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Business Segments and Geographic Information
Business Segment and Geographic Information

15.    Business segment and geographic information:

The operating segments reported below are those for which segment-specific financial information is available. NTT Group's chief operating decision maker uses this financial information to make decisions on the allocation of financial resources and to evaluate business performance. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other business segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Business segments—

Sales and operating revenue:

Year Ended March 31	2009	2010	2011
	Millions of yen
Sales and operating revenue:
Regional communications business—
Customers	¥3,499,092	¥3,449,437	¥3,529,551
Intersegment	565,680	514,906	497,657

Total	4,064,772	3,964,343	4,027,208
Long distance and international communications business—(*)
Customers	1,191,989	1,145,949	1,223,429
Intersegment	123,507	113,693	109,223

Total	1,315,496	1,259,642	1,332,652
Mobile communications business—
Customers	4,398,425	4,243,432	4,191,795
Intersegment	49,555	40,972	32,478

Total	4,447,980	4,284,404	4,224,273
Data communications business—
Customers	997,621	1,007,274	1,031,107
Intersegment	129,621	125,239	132,081

Total	1,127,242	1,132,513	1,163,188
Other—
Customers	329,178	335,284	329,121
Intersegment	836,012	797,332	791,146

Total	1,165,190	1,132,616	1,120,267
Elimination	(1,704,375)	(1,592,142)	(1,562,585)

Consolidated total	¥10,416,305	¥10,181,376	¥10,305,003

(*)	The operating revenues (Customer and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2011 includes Dimension Data's operating revenues of ¥78,461 million.

Segment profit:

Year Ended March 31	2009	2010	2011
	Millions of yen
Segment profit:
Regional communications business	¥70,454	¥82,105	¥127,252
Long distance and international communications business	96,861	98,230	97,089
Mobile communications business	825,403	828,449	839,102
Data communications business	86,772	64,866	76,978
Other	15,178	13,326	44,857

Total	1,094,668	1,086,976	1,185,278
Elimination	15,084	30,717	29,631

Consolidated operating income	1,109,752	1,117,693	1,214,909
Other income	167,505	102,071	73,829
Other expenses	172,094	99,693	112,941

Consolidated income (loss) before income taxes and equity in earnings (losses) of affiliated companies	¥1,105,163	¥1,120,071	¥1,175,797

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥118	¥177	¥77
Long distance and international communications business	366	657	432
Mobile communications business	(2,074)	(3,105)	(9,913)
Data communications business	278	(142)	91
Other	(604)	11,207	10,983

Consolidated total	¥(1,916)	¥8,794	¥1,670

Segment assets:

As of March 31	2009	2010	2011
	Millions of yen
Segment Assets:
Regional communications business	¥7,748,563	¥7,642,212	¥7,659,004
Long distance and international communications business	1,338,317	1,315,930	1,770,589
Mobile communications business	6,639,893	6,905,750	6,945,024
Data communications business	1,361,709	1,324,508	1,502,352
Other	9,925,600	9,901,694	10,009,775

Total segment assets	27,014,082	27,090,094	27,886,744
Elimination	(8,217,694)	(8,151,039)	(8,221,148)

Consolidated total assets	¥18,796,388	¥18,939,055	¥19,665,596

(Note)	Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See Note 8.

Other significant items:

Year Ended March 31	2009	2010	2011
	Millions of yen
Depreciation and amortization:
Regional communications business	¥909,352	¥884,810	¥847,483
Long distance and international communications business	138,035	137,269	134,423
Mobile communications business	809,715	706,942	698,690
Data communications business	151,205	151,067	148,404
Other	123,549	125,165	127,419

Total	2,131,856	2,005,253	1,956,419
Elimination	7,319	6,811	6,115

Consolidated total	¥2,139,175	¥2,012,064	¥1,962,534

Capital investments for segment assets:
Regional communications business	¥879,313	¥874,204	¥806,953
Long distance and international communications business	140,057	129,010	135,452
Mobile communications business	737,606	686,508	668,476
Data communications business	180,068	162,571	139,070
Other	208,020	134,831	120,155

Consolidated total	¥2,145,064	¥1,987,124	¥1,870,106

Point program expenses:
Regional communications business	¥—	¥—	¥7,760
Long distance and international communications business	1,634	1,842	2,145
Mobile communications business	114,725	142,220	126,847

Consolidated total	¥116,359	¥144,062	¥136,752

The capital investments in the above table represent the additions to fixed assets of each segment.

For segment information related to goodwill impairments, see Note 8.

Transfers between reportable businesses are made at arms-length prices. Operating income is sales and operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no sales and operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group's revenues for the fiscal years ended March 31, 2009, 2010 and 2011.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group's telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.